Stockholders' equity:	12 Months Ended
Dec. 31, 2024
Stockholders' equity:
Stockholders' equity:

Note 12 - Stockholders’ equity:

At December 31, 2023 and 2024 the minimum fixed capital with no withdrawal rights is of Ps.1,000 and the variable portion is of Ps.7,766,276, (nominal figure) comprised for 300,000,000 common, nominative Class I shares no par value, wholly subscribed and paid in. At December 31, 2023 and 2024, no Class II shares have been issued. Both classes of shares will have the characteristics determined at the Shareholders’ meeting where issuance is approved and they are integrated as shown as follows.

			Capital stock as of
	Total shares		December 31,
Description	2023	2024	2023		2024
“B” Series	277,050,000	277,050,000	Ps.	7,173,079	Ps.	7,173,079
“BB” Series	22,950,000	22,950,000		594,197		594,197
Total	300,000,000	300,000,000	Ps.	7,767,276	Ps.	7,767,276

All ordinary shares confer the same rights and obligations on the holders of each series of shares. Series BB shares have voting shares and other rights, such as the right to elect two members of the Board of Directors, and Series B shareholders are entitled to appoint the remaining members of the Board of Directors. Series BB may not represent more than 15% of the Company’s capital stock.

Legal reserve

The Company is legally required to allocate at least 5% of its unconsolidated annual net income to a legal reserve fund. This allocation must continue until the reserve is equal to 20% of the issued and outstanding capital stock of the Company. Mexican corporations may only pay dividends on retained earnings after the reserve fund for the year has been set up.

Reserve for acquisition of shares

The reserve for acquisition of shares represents the reservation authorized by the stockholders for the Company to purchase its own shares subject to certain criteria set forth in the bylaws and the Securities Market Law. As of December 31, 2023 amounted to Ps.11,554,572. In the Ordinary General Assembly held on April 24, 2024, the reserve for repurchase of shares was determinates of Ps.23,191,198.

Dividends

In the Ordinary General Stockholders’ Meeting held on April 20, 2022, the Company’s shareholders agreed to delegate to the Board of Directors the proposal to pay an ordinary dividend in cash of Ps.2,709,000, as well as the approval of the payment of an extraordinary dividend of Ps.1,800,000 nominal, both cases they will not give rise to Income Tax (ISR) because they coming from the CUFIN (the “Net Tax Profit Account”) and their payment was on June 1, 2022.

In the Ordinary General Stockholders’ Meeting held on April 18, 2023, the Company’s shareholders agreed to pay an ordinary cash dividend of Ps.2,979,000, as well as to approve the payment of an extraordinary nominal dividend of Ps.3,000,000, in both cases they will not cause Income Tax (ISR) for coming from CUFIN and its payment was on May 31, 2023 and November 29, 2023, respectively.

In the Ordinary General Stockholders’ Meeting held on April 24, 2024, the Company’s shareholders agreed to pay an ordinary cash dividend of Ps.3,277,800, as well as to approve the payment of an extraordinary nominal dividend of Ps.3,000,000, in both cases they will not cause Income Tax (ISR) for coming from CUFIN and its payment was on May 29, 2024 and June 26, 2024, respectively.

Dividends are tax free if paid from the CUFIN. Dividends paid in excess of the CUFIN balances are subject to tax equivalent to 42.86%. Tax due is payable by the Company and may be credited against IT for the year or IT for the two immediately following fiscal years. Dividends paid from previously taxed earnings are not subject to tax withholding or payment. Dividends paid that come from profits previously taxed by the ISR will not be subject to any withholding or additional tax payment. The Income Tax Law (LISR or ITL) establishes the obligation to maintain the CUFIN with the profits generated until December 31, 2013 and start another CUFIN with the profits generated as of January 1, 2014. At December 31, 2023 and 2024, the companies CUFIN is Ps.23,753,103 and Ps.30,171,752, respectively, whereas the combined contribution capital account (CUCA, by its initials in Spanish) amounts Ps.55,854,836 and Ps.58,307,032, respectively.

In the event of a capital reduction, any excess of stockholders’ equity over paid-in capital contribution account balances is accorded the same tax treatment as dividends, in accordance with the procedures provided for in the Income Tax Law.

Dividends from foreign subsidiaries are declared in accordance with the cash flow generated from previous years. The payment of dividends is subject in all cases to their investment plans, their financial situation and the approval of the Board of Directors and the corresponding Stockholders’ Meeting. Dividends paid will be subject to 30% income tax in Mexico and the tax will be paid by the Company.

Retained earnings

Substantially, all consolidated Company earnings were generated by its Subsidiaries. Retained earnings can be distributed to the Company’s shareholders to the extent that the subsidiaries have distributed earnings to the Company.